PROPERTY, PLANT, AND EQUIPMENT (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
PROPERTY, PLANT, AND EQUIPMENT
Balance at beginning	$ 5,734,412
Balance at ending	5,755,091	$ 5,734,412
Cost
PROPERTY, PLANT, AND EQUIPMENT
Balance at beginning	7,225,814	6,772,826
Additions	321,507	452,988
Balance at ending	7,547,321	7,225,814
Accumulated Depreciation
PROPERTY, PLANT, AND EQUIPMENT
Balance at beginning	(1,491,402)	(1,284,045)
Depreciation for the year	300,828	207,357
Balance at ending	(1,792,230)	(1,491,402)
Land
PROPERTY, PLANT, AND EQUIPMENT
Balance at beginning	4,180,000
Balance at ending	4,180,000	4,180,000
Land | Cost
PROPERTY, PLANT, AND EQUIPMENT
Balance at beginning	4,180,000	4,180,000
Balance at ending	4,180,000	4,180,000
Mill
PROPERTY, PLANT, AND EQUIPMENT
Balance at beginning	1,223,470
Balance at ending	1,121,676	1,223,470
Mill | Cost
PROPERTY, PLANT, AND EQUIPMENT
Balance at beginning	2,035,877	1,841,372
Additions		194,505
Balance at ending	2,035,877	2,035,877
Mill | Accumulated Depreciation
PROPERTY, PLANT, AND EQUIPMENT
Balance at beginning	(812,407)	(707,953)
Depreciation for the year	101,794	104,454
Balance at ending	(914,201)	(812,407)
Camp and Site Infrastructure
PROPERTY, PLANT, AND EQUIPMENT
Balance at beginning	22,565
Balance at ending	115,961	22,565
Camp and Site Infrastructure | Cost
PROPERTY, PLANT, AND EQUIPMENT
Balance at beginning	157,585	157,585
Additions	142,013
Balance at ending	299,598	157,585
Camp and Site Infrastructure | Accumulated Depreciation
PROPERTY, PLANT, AND EQUIPMENT
Balance at beginning	(135,020)	(108,281)
Depreciation for the year	48,617	26,739
Balance at ending	(183,637)	(135,020)
Heavy Machinery and Equipment
PROPERTY, PLANT, AND EQUIPMENT
Balance at beginning	307,744
Balance at ending	335,797	307,744
Heavy Machinery and Equipment | Cost
PROPERTY, PLANT, AND EQUIPMENT
Balance at beginning	806,102	547,619
Additions	174,986	258,483
Balance at ending	981,088	806,102
Heavy Machinery and Equipment | Accumulated Depreciation
PROPERTY, PLANT, AND EQUIPMENT
Balance at beginning	(498,358)	(425,880)
Depreciation for the year	146,933	72,478
Balance at ending	(645,291)	(498,358)
Computers and Office Equipment
PROPERTY, PLANT, AND EQUIPMENT
Balance at beginning	633
Balance at ending	1,657	633
Computers and Office Equipment | Cost
PROPERTY, PLANT, AND EQUIPMENT
Balance at beginning	46,250	46,250
Additions	4,508
Balance at ending	50,758	46,250
Computers and Office Equipment | Accumulated Depreciation
PROPERTY, PLANT, AND EQUIPMENT
Balance at beginning	(45,617)	(41,931)
Depreciation for the year	3,484	3,686
Balance at ending	$ (49,101)	$ (45,617)